Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended						4 Months Ended		12 Months Ended
	Jan. 02, 2016	Oct. 10, 2015	Jul. 18, 2015	Jan. 03, 2015	Oct. 04, 2014	Jul. 12, 2014	Apr. 25, 2015	Apr. 19, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 54,819	$ 120,469	$ 149,998	$ 84,434	$ 122,177	$ 139,488	$ 148,112	$ 147,726	$ 473,398	$ 493,825	$ 391,758
Participating securities' share in earnings									(1,653)	(1,555)	(895)
Net income applicable to common shares									$ 471,745	$ 492,270	$ 390,863
Basic weighted average common shares									73,190	72,932	72,930
Dilutive impact of share-based awards									543	482	484
Diluted weighted average common shares									73,733	73,414	73,414
Basic earnings per common share, Net income applicable to common stockholders	$ 0.75	$ 1.64	$ 2.04	$ 1.15	$ 1.67	$ 1.91	$ 2.02	$ 2.02	$ 6.45	$ 6.75	$ 5.36
Diluted earnings per common share, Net income applicable to common stockholders	$ 0.74	$ 1.63	$ 2.03	$ 1.15	$ 1.66	$ 1.89	$ 2.00	$ 2.01	$ 6.40	$ 6.71	$ 5.32
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									1	13	75